UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington,D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2011
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management, L.P.
           --------------------------------------------------
Address:   280 Park Avenue, 41st Floor
           --------------------------------------------------
           New York, NY  10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12039

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member of its General Partner
           --------------------------------------------------
Phone:     212-451-3000
           --------------------------------------------------


Signature, Place, and Date of Signing:



       /s/PETER W. MAY              New York, New York            8/15/11
       ------------------------   ------------------------------  --------
       [Signature]                  [City, State]                 [Date]


Commencing with the Form 13F filed for the quarter ended March 31, 2011, certain of the "Other Included Managers" listed below are named on this Form but no longer hold investment discretion over any shares listed in the Information
Table. This is due to the requirement that a manager continue to file Form 13F for the first three calendar quarters of the year following the year in which it held investment discretion over the requisite amount of "Section 13(f) securities."

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]       13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                   11
                                               -------------

Form 13F Information Table Entry Total:              21
                                               -------------

Form 13F Information Table Value Total:          $2,784,659
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number    Name
    ---     --------------------    ------


     01     28-11639                Nelson Peltz

     02     28-11640                Peter W. May

     03     28-11641                Edward P. Garden

     04     28-12038                Trian Partners Parallel Fund I
                                        General Partner, LLC

     05     28-14024                Trian Partners Strategic Investment
                                        Fund General Partner, LLC

     06     28-14023                Trian Partners Strategic Investment
                                        Fund GP, L.P.

     07     28-11992                Trian Partners General Partner, LLC

     08     28-11993                Trian Partners GP, L.P.

     09     28-12040                Trian Fund Management GP, LLC

     10     28-13614                Trian Credit Partners General Partner, LLC

     11     28-13613                Trian Credit Partners GP, L.P.

                                                      FORM 13F INFORMATION TABLE



COLUMN 1                    COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
--------                    --------      --------    --------          --------        --------    --------        --------
                                                       VALUE      SHARES/OR  SH/  PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
                                                                                                                ----------------
NAME OF ISSUER            TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE  SHARED   NONE
--------------            --------------   -----     --------     -------   ---  ----  ----------   --------   ----  ------   ----

Wendys Arbys Group Inc.        COM        950587105   388,479   76,623,145   SH         Defined      1,2,3,9       76,623,145

Heinz HJ Co.                   COM        423074103   109,082    2,047,334   SH         Defined      1,2,3,9        2,047,334

Tiffany & Co. NEW              COM        886547108   398,967    5,081,091   SH         Defined      1,2,3,9        5,081,091

Family Dlr Stores Inc          COM        307000109   325,355    6,190,159   SH         Defined      1,2,3,9        6,190,159

Kraft Foods Inc.               CL A       50075N104   609,872   17,311,152   SH         Defined      1,2,3,9       17,311,152

Legg Mason Inc.                COM        524901105   368,791   11,257,370   SH         Defined      1,2,3,9       11,257,370

State Str Corp                 COM        857477103   277,004    6,143,366   SH         Defined      1,2,3,9        6,143,366

Peets Coffee & Tea Inc.        COM        705560100    17,310      300,000   SH         Defined      1,2,3,9          300,000

Corelogic Inc.                 COM        21871D103    22,497    1,346,343   SH         Defined      1,2,3,9        1,346,343

Consol Energy Inc.             COM        20854P109    33,921      699,700   SH         Defined      1,2,3,9          699,700

Dominos Pizza Inc.             COM        25754A201   151,440    6,000,000   SH         Defined      1,2,3,9        6,000,000

Belo Corp.                     COM SER A  080555105     2,184      290,000   SH         Defined      1,2,3,9          290,000

Las Vegas Sands Corp.          COM        517834107     1,688       40,000   SH         Defined      1,2,3,9           40,000

Istar Finl Inc                 COM        45031U101     2,675      329,900   SH         Defined      1,2,3,9          329,900

Istar Final Inc                COM        45031U101       811      100,000   SH  CALL   Defined      1,2,3,9          100,000

SPDR S&P 500 ETF TR            TR UNIT    78462F103    59,387      450,000   SH  PUT    Defined      1,2,3,9          450,000

Lin TV Corp.                   CL A       532774106     2,715      557,462   SH         Defined      1,2,3,9          557,462

Time Warner Cable Inc.         COM        88732J207     1,639       21,000   SH         Defined      1,2,3,9           21,000

LyondellBasell Industries N    SHS-A      N53745100     6,028      156,500   SH         Defined      1,2,3,9          156,500

Charter Communications Inc. D  CL A NEW   16117M305     2,828       52,111   SH         Defined      1,2,3,9           52,111

SPDR Gold Trust                Gold SHS   78463V107     1,986       13,600   SH         Defined      1,2,3,9           13,600
